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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

MEMBERS Mutual Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

MEMBERS(R) Mutual Funds
Quarterly Portfolio Holdings Report
January 31, 2010

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
CASH RESERVES FUND
BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
EQUITY INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP VALUE FUND
MID CAP GROWTH FUND
SMALL CAP FUND
INTERNATIONAL STOCK FUND

Conservative Allocation Fund Portfolio of Investments (Unaudited)

		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 99.01%

	Bond Funds - 71.70%
620,993	Dodge & Cox Income Fund	$ 8,147,431
349,487	Madison Mosaic Institutional
	Bond Fund (R)	3,774,464
961,588	MEMBERS Bond Fund,
	Class Y (R)	9,740,891
740,445	MEMBERS High Income Fund,
	Class Y (R)	4,998,007
152,819	Templeton Global Bond Fund	1,936,222
		28,597,015

	Foreign Stock Funds - 5.49%
226,056	MEMBERS International
	Stock Fund, Class Y (R)	2,188,223

	Money Market Funds - 1.12%
446,662	SSgA Prime Money Market Fund	446,662

	Stock Funds - 20.70%
43,578	Calamos Growth and Income Fund	1,169,186
77,605	MEMBERS Equity Income Fund,
	Class Y (R)*	783,807
231,830	MEMBERS Large Cap Growth Fund,
	Class Y (R)	3,183,024
286,453	MEMBERS Large Cap Value Fund,
	Class Y (R)	3,119,478
		8,255,495

	Total Investment Companies - 99.01%	39,487,395
	( Cost $39,073,435 )

NET OTHER ASSETS AND LIABILITIES - 0.99%		394,309
TOTAL NET ASSETS - 100.00%		$ 39,881,704

*	Non-income producing.
(R)	Affiliated Company.

Moderate Allocation Fund Portfolio of Investments (Unaudited)

		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 99.75%

	Bond Funds - 45.92%
901,383	Dodge & Cox Income Fund	$ 11,826,147
439,888	Madison Mosaic Institutional
	Bond Fund (R)	4,750,792
1,320,142	MEMBERS Bond Fund,
	Class Y (R)	13,373,034
1,267,679	MEMBERS High Income Fund,
	Class Y (R)	8,556,836
331,622	Templeton Global Bond Fund	4,201,657
		42,708,466

	Foreign Stock Funds - 8.54%
820,364	MEMBERS International
	Stock Fund, Class Y (R)	7,941,128

	Money Market Funds - 0.94%
873,114	SSgA Prime Money Market
	Fund	873,114

	Stock Funds - 44.35%
256,271	Calamos Growth and Income Fund	6,875,753
76,747	Fairholme Fund	2,386,074
404,621	Madison Mosaic Disciplined
	Equity Fund (R)	4,556,031
351,549	MEMBERS Equity Income Fund,
	Class Y (R) *	3,550,649
656,697	MEMBERS Large Cap Growth Fund,
	Class Y (R)	9,016,445
828,965	MEMBERS Large Cap Value Fund,
	Class Y (R)	9,027,426
501,797	MEMBERS Mid Cap Growth Fund,
	Class Y (R) *	2,604,327
368,325	MEMBERS Small Cap Fund,
	Class Y (R)	3,230,212
		41,246,917

	Total Investment Companies - 99.75%	92,769,625
	( Cost $93,104,530 )

NET OTHER ASSETS AND LIABILITIES - 0.25%		236,513
TOTAL NET ASSETS - 100.00%		$ 93,006,138

*	Non-income producing.
(R)	Affiliated Company.

Aggressive Allocation Fund Portfolio of Investments (Unaudited)
		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 99.86%

	Bond Funds - 9.39%
96,566	MEMBERS Bond Fund,
	Class Y (R)	$ 978,209
296,092	MEMBERS High Income Fund,
	Class Y (R)	1,998,624
		2,976,833

	Foreign Stock Funds - 12.87%
421,557	MEMBERS International
	Stock Fund, Class Y (R)	4,080,667

	Money Market Funds - 0.69%
219,907	SSgA Prime Money Market Fund	219,907

	Stock Funds - 76.91%
133,441	Calamos Growth and Income Fund	3,580,226
57,856	Fairholme Fund	1,798,737
161,206	Hussman Strategic Growth Fund	2,063,435
278,379	Madison Mosaic Disciplined
	Equity Fund (R)	3,134,549
121,164	MEMBERS Equity Income Fund,
	Class Y (R)*	1,223,752
278,654	MEMBERS Large Cap Growth Fund,
	Class Y (R)	3,825,916
349,247	MEMBERS Large Cap Value Fund,
	Class Y (R)	3,803,303
356,992	MEMBERS Mid Cap Growth Fund,
	Class Y (R)*	1,852,790
216,726	MEMBERS Small Cap Fund,
	Class Y (R)	1,900,685
29,246	T Rowe Price New Era Fund	1,202,601
		24,385,994

	Total Investment Companies - 99.86%	31,663,401
	( Cost $32,219,552 )

NET OTHER ASSETS AND LIABILITIES - 0.14%		43,760
TOTAL NET ASSETS - 100.00%		$ 31,707,161

*	Non-income producing.
(R)	Affiliated Company.

Cash Reserves Fund Portfolio of Investments (Unaudited)

		Value
Par Value		(Note 1)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 94.55%

	Federal Home Loan Bank - 26.35% (A)
$ 600,000	0.080%, due 03/09/10	$ 599,952
600,000	0.060%, due 03/11/10	599,962
600,000	0.070%, due 03/19/10	599,946
500,000	0.060%, due 03/25/10	499,957
500,000	0.070%, due 04/14/10	499,930
750,000	0.075%, due 04/21/10	749,877
750,000	0.080%, due 04/29/10	749,855
		4,299,479

	Federal Home Loan Mortgage Corp. - 35.39%
710,000	0.070%, due 02/03/10 (A)	709,997
315,000	4.875%, due 02/09/10	315,325
950,000	0.075%, due 02/16/10 (A)	949,968
600,000	0.070%, due 02/23/10 (A)	599,974
750,000	0.090%, due 03/01/10 (A)	749,948
600,000	0.070%, due 03/02/10 (A)	599,966
400,000	0.090%, due 03/05/10 (A)	399,968
750,000	0.080%, due 03/08/10 (A)	749,942
700,000	0.165%, due 03/30/10 (A)	699,817
		5,774,905

	Federal National Mortgage Association - 28.21%
275,000	3.100%, due 02/04/10	275,066
750,000	3.250%, due 02/10/10	750,573
373,000	3.875%, due 02/15/10	373,533
285,000	0.110%, due 02/22/10 (A)	284,982
700,000	0.070%, due 02/24/10 (A)	699,968
381,000	0.120%, due 03/17/10 (A)	380,944
735,000	2.500%, due 04/09/10	738,205
500,000	0.090%, due 04/27/10 (A)	499,894
600,000	0.200%, due 05/03/10 (A)	599,696
		4,602,861
	U.S. Cash Management Bills - 4.60%
750,000	0.420%, due 04/01/10 (A)	749,484

	Total U.S. Government and
	Agency Obligations
	( Cost $15,426,729 )	15,426,729

INVESTMENT COMPANY - 3.10%

505,865	SSgA U.S. Treasury Money
	Market Fund	505,865

	Total Investment Company	505,865
	( Cost $505,865 )

TOTAL INVESTMENTS - 97.65%		15,932,594
( Cost $15,932,594 )
NET OTHER ASSETS AND LIABILITIES - 2.35%		383,960
TOTAL NET ASSETS - 100.00%		$ 16,316,554

(A)	Rate noted represents annualized yield at time of
	purchase.

Bond Fund Portfolio of Investments (Unaudited)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

ASSET BACKED - 1.12%			CORPORATE NOTES AND BONDS (continued)

$ 64,040	ABSC Long Beach Home Equity Loan Trust,			Financials (continued)
	Series 2000-LB1, Class AF5 (M)		$1,250,000	Caterpillar Financial Services Corp.
	8.550%, due 09/21/30	$ 60,458		7.050%, due 10/01/18	$ 1,464,936
670,000	Chase Issuance Trust,		290,000	General Electric Global Insurance
	Series 2007-A17, Class A			Holding Corp.
	5.120%, due 10/15/14	729,678		7.000%, due 02/15/26	296,999
1,500,000	New Century Home Equity Loan Trust,		330,000	General Electric Global Insurance
	Series 2003-5, Class AI5 (G)			Holding Corp.
	5.500%, due 11/25/33	1,467,594		7.750%, due 06/15/30	361,885
			750,000	Goldman Sachs Group, Inc./The
	Total Asset Backed	2,257,730		5.700%, due 09/01/12	816,905
	( Cost $2,228,887 )		490,000	HCP, Inc.
				6.700%, due 01/30/18	495,723
CORPORATE NOTES AND BONDS - 17.95%			520,000	Lehman Brothers Holdings, Inc. (E)
				5.750%, due 01/03/17	156
	Consumer Discretionary - 1.89%		530,000	Merrill Lynch & Co., Inc.
750,000	American Association of Retired Persons (C)			6.150%, due 04/25/13	573,408
	7.500%, due 05/01/31	790,815	270,000	Simon Property Group L.P.
215,000	DR Horton, Inc.			5.875%, due 03/01/17	283,317
	5.250%, due 02/15/15	204,250	440,000	SLM Corp.
575,000	ERAC USA Finance Co. (C)			5.125%, due 08/27/12	418,344
	6.700%, due 06/01/34	545,493	250,000	UBS AG/Stamford CT
1,000,000	McDonald's Corp.			5.750%, due 04/25/18	261,611
	5.000%, due 02/01/19	1,062,491	500,000	US Bank NA/Cincinnati, OH
1,000,000	Time Warner Cable, Inc.			6.300%, due 02/04/14	559,772
	8.250%, due 02/14/14	1,187,945	485,000	Wells Fargo & Co.
		3,790,994		5.250%, due 10/23/12	522,267
					7,244,732
	Consumer Staples - 2.05%
1,000,000	Campbell Soup Co.			Health Care - 0.83%
	4.500%, due 02/15/19	1,029,168	500,000	Eli Lilly & Co.
215,000	PepsiCo, Inc./NC			6.570%, due 01/01/16	566,260
	4.650%, due 02/15/13	231,978	325,000	Genentech, Inc.
1,000,000	PepsiCo, Inc./NC			5.250%, due 07/15/35	313,499
	7.900%, due 11/01/18	1,238,251	500,000	Merck & Co., Inc.
1,000,000	Walgreen Co.			5.750%, due 11/15/36	524,582
	5.250%, due 01/15/19	1,086,188	230,000	Wyeth
525,000	WM Wrigley Jr. Co.			6.500%, due 02/01/34	255,188
	4.300%, due 07/15/10	530,046			1,659,529
		4,115,631
				Industrials - 2.00%
	Energy - 0.84%		240,000	Boeing Co./The
240,000	Hess Corp.			8.625%, due 11/15/31	315,995
	7.875%, due 10/01/29	290,252	285,000	Burlington Northern Santa Fe Corp.
850,000	Transocean, Inc.			8.125%, due 04/15/20	351,845
	6.000%, due 03/15/18	920,284	800,000	General Electric Co.
450,000	Valero Energy Corp.			5.000%, due 02/01/13	855,603
	7.500%, due 04/15/32	468,351	1,000,000	Honeywell International, Inc.
		1,678,887		3.875%, due 02/15/14	1,052,043
			270,000	Lockheed Martin Corp.
	Financials - 3.62%			7.650%, due 05/01/16	330,020
500,000	American General Finance Corp.,		359,000	Norfolk Southern Corp.
	Series H			5.590%, due 05/17/25	360,758
	4.625%, due 09/01/10	488,491	390,000	Norfolk Southern Corp.
215,000	Bank of America Corp.			7.050%, due 05/01/37	463,077
	5.750%, due 12/01/17	219,270	235,000	Waste Management, Inc.
420,000	Bear Stearns Cos. LLC/The			7.125%, due 12/15/17	269,793
	7.250%, due 02/01/18	481,648			3,999,134
Bond Fund (continued)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)			MORTGAGE BACKED - 19.07%

	Information Technology - 1.14%			Fannie Mae - 16.96%
$ 400,000	Cisco Systems, Inc.		$ 512,689	4.000%, due 04/01/15 Pool # 255719	$ 528,520
	5.500%, due 02/22/16	$ 448,130	378,662	5.500%, due 04/01/16 Pool # 745444	399,292
1,000,000	Hewlett-Packard Co.		27,222	6.000%, due 05/01/16 Pool # 582558	29,401
	6.125%, due 03/01/14	1,130,973	341,670	5.500%, due 02/01/18 Pool # 673194	367,680
660,000	Xerox Corp.		517,174	5.000%, due 05/01/20 Pool # 813965	549,838
	6.875%, due 08/15/11	707,925	622,349	4.500%, due 09/01/20 Pool # 835465	653,909
		2,287,028	51,740	6.000%, due 05/01/21 Pool # 253847	56,169
			2,387,312	4.500%, due 04/01/23 Pool # 974401	2,489,724
	Materials - 0.48%		1,562,888	4.500%, due 06/01/23 Pool # 984075	1,629,934
105,000	EI Du Pont de Nemours & Co.		27,515	7.000%, due 12/01/29 Pool # 762813	30,766
	5.000%, due 01/15/13	113,384	49,974	7.000%, due 11/01/31 Pool # 607515	55,828
325,000	Westvaco Corp.		248,582	6.500%, due 03/01/32 Pool # 631377	271,064
	8.200%, due 01/15/30	358,404	2,219	7.000%, due 04/01/32 Pool # 641518	2,458
500,000	Weyerhaeuser Co.		28,970	7.000%, due 05/01/32 Pool # 644591	32,363
	7.375%, due 03/15/32	486,352	609,791	6.500%, due 06/01/32 Pool # 545691	664,942
		958,140	235,730	6.000%, due 12/01/32 Pool # 676552	255,172
			1,261,455	5.500%, due 04/01/33 Pool # 690206	1,341,940
	Telecommunication Services - 3.40%		685,271	5.000%, due 10/01/33 Pool # 254903	714,941
1,500,000	AT&T, Inc.		949,722	5.500%, due 11/01/33 Pool # 555880	1,010,318
	4.850%, due 02/15/14	1,621,970	103,280	5.000%, due 05/01/34 Pool # 775604	107,655
1,500,000	Cellco Partnership/		286,241	5.000%, due 05/01/34 Pool # 780890	298,367
	Verizon Wireless Capital LLC		160,504	5.000%, due 06/01/34 Pool # 255230	167,302
	8.500%, due 11/15/18	1,892,673	1,309,116	5.500%, due 06/01/34 Pool # 780384	1,391,824
525,000	Comcast Cable Communications		17,350	7.000%, due 07/01/34 Pool # 792636	19,168
	Holdings, Inc.		233,530	5.500%, due 08/01/34 Pool # 793647	248,284
	9.455%, due 11/15/22	704,522	1,268,309	5.500%, due 03/01/35 Pool # 815976	1,347,052
775,000	New Cingular Wireless Services, Inc.		528,236	5.500%, due 07/01/35 Pool # 825283	561,031
	7.875%, due 03/01/11	832,525	690,162	5.000%, due 08/01/35 Pool # 829670	718,642
455,000	Rogers Communications, Inc. (D)		315,715	5.500%, due 08/01/35 Pool # 826872	335,316
	6.250%, due 06/15/13	504,787	536,140	5.000%, due 09/01/35 Pool # 820347	558,265
1,000,000	Verizon Communications, Inc.		551,391	5.000%, due 09/01/35 Pool # 835699	574,144
	8.750%, due 11/01/18	1,262,152	662,106	5.000%, due 10/01/35 Pool # 797669	689,428
		6,818,629	813,853	5.500%, due 10/01/35 Pool # 836912	864,381
			638,098	5.000%, due 11/01/35 Pool # 844504	664,430
	Telecommunications - 0.12%		677,416	5.000%, due 11/01/35 Pool # 844809	705,370
265,000	Sprint Nextel Corp.		681,255	5.000%, due 12/01/35 Pool # 850561	709,368
	6.000%, due 12/01/16	230,550	825,232	6.000%, due 07/01/36 Pool # 870749	885,683
			684,204	6.000%, due 11/01/36 Pool # 902510	741,369
	Utilities - 1.58%		643,353	5.500%, due 02/01/37 Pool # 905140	682,693
500,000	Energy East Corp.		576,859	5.500%, due 05/01/37 Pool # 899323	611,862
	8.050%, due 11/15/10	529,072	981,613	5.500%, due 05/01/37 Pool # 928292	1,041,176
535,000	Interstate Power & Light Co.		793,848	6.000%, due 10/01/37 Pool # 947563	850,389
	6.250%, due 07/15/39	576,096	1,693,672	6.500%, due 12/01/37 Pool # 889072	1,829,914
250,000	Progress Energy, Inc.		1,901,178	5.000%, due 04/01/38 Pool # 257160	1,978,337
	7.750%, due 03/01/31	296,613	780,282	5.500%, due 07/01/38 Pool # 986805	827,585
650,000	Sierra Pacific Power Co., Series M		1,054,621	5.500%, due 07/01/38 Pool # 986973	1,118,555
	6.000%, due 05/15/16	711,801	1,173,535	5.000%, due 08/01/38 Pool # 988934	1,221,163
215,000	Virginia Electric and Power Co.		1,050,555	6.500%, due 08/01/38 Pool # 987711	1,134,512
	5.100%, due 11/30/12	234,514			33,967,524
750,000	Wisconsin Electric Power Co.
	6.500%, due 06/01/28	825,928		Freddie Mac - 2.07%
		3,174,024	390,205	5.000%, due 05/01/18 Pool # E96322	415,886
			4,716	8.000%, due 06/01/30 Pool # C01005	5,425
	Total Corporate Notes and Bonds	35,957,278	8,310	7.000%, due 03/01/31 Pool # C48133	9,218
	( Cost $33,753,227 )		88,502	6.500%, due 01/01/32 Pool # C62333	96,631
			1,714,762	5.000%, due 07/01/33 Pool # A11325	1,789,811

Bond Fund (concluded)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

MORTGAGE BACKED (continued)			U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

	Freddie Mac (continued)			U.S. Treasury Notes (continued)
$ 141,625	6.000%, due 10/01/34 Pool # A28439	$ 152,929
136,431	6.000%, due 10/01/34 Pool # A28598	147,321	$2,750,000	3.625%, due 08/15/19	$ 2,757,090
156,812	5.000%, due 04/01/35 Pool # A32315	163,381	5,000,000	3.375%, due 11/15/19	4,903,900
140,741	5.000%, due 04/01/35 Pool # A32316	146,637			97,489,273
1,149,032	5.500%, due 11/01/37 Pool # A68787	1,219,831
		4,147,070		Total U.S. Government and
				Agency Obligations
	Ginnie Mae - 0.04%			( Cost $111,388,910 )	113,686,257
15,626	8.000%, due 10/20/15 Pool # 002995	16,927
40,341	6.500%, due 02/20/29 Pool # 002714	44,113	Shares
22,383	6.500%, due 04/20/31 Pool # 003068	24,450
		85,490	INVESTMENT COMPANY - 4.16%

	Total Mortgage Backed	38,200,084	8,339,750	SSgA Prime Money Market Fund	8,339,750
	( Cost $35,933,834 )
				Total Investment Company	8,339,750
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 56.75%				( Cost $8,339,750 )

	Federal Farm Credit Bank - 0.29%		TOTAL INVESTMENTS - 99.05%		198,441,099
500,000	5.875%, due 10/03/16	575,533	( Cost $191,644,608 )
			NET OTHER ASSETS AND LIABILITIES - 0.95%		1,896,222
	Federal Home Loan Bank - 1.00%		TOTAL NET ASSETS - 100.00%		$ 200,337,321
2,000,000	4.875%, due 03/12/10	2,010,778

	Fannie Mae - 0.60%		(C)	Security sold within terms of a private placement
1,095,000	4.625%, due 10/15/14	1,195,536		memorandum exempt from registration under section
				144A of the Securities Act of 1933, as amended,
	Freddie Mac - 1.59%			and may be sold only to dealers in that program or
2,500,000	4.875%, due 11/15/13	2,748,243		other "qualified institutional investors." The
400,000	4.500%, due 01/15/14	433,838		securities have been determined to be liquid under
		3,182,081		guidelines established by the Board of Trustees.
			(D)	Notes and bonds, issued by foreign entities,
	U.S. Treasury Bonds - 4.61%			denominated in U.S. dollars. The aggregate of
2,905,000	6.625%, due 02/15/27	3,719,306		these securities is less than 0.01% of total net assets.
5,500,000	4.500%, due 05/15/38	5,513,750	(E)	In Default. Issuer is bankrupt.
		9,233,056	(G)	Floating rate or variable rate note.
				Rate shown is as of January 31, 2010.
	U.S. Treasury Notes - 48.66%		(M)	Stated interest rate is contingent upon sufficient
21,000,000	0.875%, due 01/31/11	21,115,668		collateral market value. If collateral market
3,100,000	0.875%, due 02/28/11	3,117,921		value falls below a stated level, the issuer will
2,000,000	1.000%, due 07/31/11	2,013,828		either initiate a clean-up call or increase the
5,000,000	1.750%, due 11/15/11	5,092,580		stated interest rate.
4,000,000	1.125%, due 12/15/11	4,027,344
4,975,000	1.375%, due 02/15/12	5,026,695
1,000,000	4.625%, due 02/29/12	1,077,188
1,200,000	4.500%, due 03/31/12	1,291,406
688,000	1.375%, due 05/15/12	693,805
7,425,000	3.125%, due 08/31/13	7,799,153
8,850,000	4.000%, due 02/15/14	9,585,656
8,360,000	4.250%, due 08/15/14	9,151,592
2,000,000	2.375%, due 09/30/14	2,015,620
5,500,000	4.250%, due 08/15/15	5,988,554
4,300,000	4.250%, due 11/15/17	4,593,273
7,700,000	2.750%, due 02/15/19	7,238,000

High Income Fund Portfolio of Investments (Unaudited)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS - 95.22%				Building Materials - 1.57%
			$ 500,000	Masco Corp.
	Aerospace/Defense - 1.51%			6.125%, due 10/03/16	$ 481,438
$ 750,000	Alliant Techsystems, Inc.		250,000	Owens Corning
	6.750%, due 04/01/16	$ 748,125		9.000%, due 06/15/19	287,423
500,000	Moog, Inc.		500,000	USG Corp. (C)
	7.250%, due 06/15/18	481,250		9.750%, due 08/01/14	530,000
500,000	TransDigm, Inc.		500,000	USG Corp.
	7.750%, due 07/15/14	503,750		9.500%, due 01/15/18	510,000
		1,733,125			1,808,861

	Apparel/Textiles - 0.92%			Chemicals - 2.43%
400,000	Iconix Brand Group, Inc. (P)		750,000	Ashland, Inc. (C)
	1.875%, due 06/30/12	358,500		9.125%, due 06/01/17	817,500
250,000	Levi Strauss & Co.		1,000,000	Hexion Finance Escrow LLC/
	9.750%, due 01/15/15	261,250		Hexion Escrow Corp. (C)
500,000	Quicksilver, Inc.			8.875%, due 02/01/18	963,750
	6.875%, due 04/15/15	435,000	600,000	Huntsman International LLC
		1,054,750		7.875%, due 11/15/14	579,000
			500,000	Huntsman International LLC (C)
	Automotive - 5.07%			5.500%, due 06/30/16	436,250
1,400,000	American Axle & Manufacturing				2,796,500
	Holdings, Inc. (C)
	9.250%, due 01/15/17	1,452,500		Consumer Products - 2.76%
250,000	ArvinMeritor, Inc.		250,000	ACCO Brands Corp. (C)
	8.125%, due 09/15/15	235,000		10.625%, due 03/15/15	274,375
250,000	ArvinMeritor, Inc. (P)		500,000	ACCO Brands Corp.
	4.625%, due 03/01/26	214,688		7.625%, due 08/15/15	468,750
750,000	Ford Motor Credit Co. LLC		400,000	Brunswick Corp./DE (C)
	7.800%, due 06/01/12	760,486		11.250%, due 11/01/16	451,000
500,000	Ford Motor Credit Co. LLC		135,000	Da-Lite Screen Co., Inc. (T)
	8.000%, due 06/01/14	507,730		9.500%, due 05/15/11	134,325
1,000,000	Ford Motor Credit Co. LLC		250,000	Easton-Bell Sports, Inc. (C)
	8.125%, due 01/15/20	1,006,727		9.750%, due 12/01/16	260,625
500,000	Goodyear Tire & Rubber Co./The		500,000	Jarden Corp.
	10.500%, due 05/15/16	542,500		8.000%, due 05/01/16	521,250
500,000	KAR Auction Services, Inc.		250,000	Jarden Corp.
	8.750%, due 05/01/14	508,125		7.500%, due 05/01/17	251,250
250,000	Tenneco, Inc.		300,000	Leslie's Poolmart
	8.625%, due 11/15/14	246,250		7.750%, due 02/01/13	301,875
350,000	Tenneco, Inc.		250,000	Sealy Mattress Co.
	8.125%, due 11/15/15	346,500		8.250%, due 06/15/14	248,750
		5,820,506	250,000	Visant Holding Corp.
				8.750%, due 12/01/13	256,250
	Beverage/Food - 1.07%				3,168,450
400,000	Constellation Brands, Inc.
	7.250%, due 05/15/17	401,500		Environmental - 1.14%
125,000	Michael Foods, Inc.		350,000	Casella Waste Systems, Inc.
	8.000%, due 11/15/13	127,656		9.750%, due 02/01/13	349,125
200,000	NBTY, Inc.		200,000	Covanta Holding Corp. (P)
	7.125%, due 10/01/15	202,000		1.000%, due 02/01/27	185,250
200,000	Pinnacle Foods Finance LLC/		500,000	Waste Services, Inc.
	Pinnacle Foods Finance Corp. (C)			9.500%, due 04/15/14	517,500
	9.250%, due 04/01/15	201,000	250,000	WCA Waste Corp. (T)
300,000	Pinnacle Foods Finance LLC/			9.250%, due 06/15/14	253,750
	Pinnacle Foods Finance Corp.				1,305,625
	9.250%, due 04/01/15	301,500		Finance - 0.49%
		1,233,656	650,000	CIT Group, Inc./New
				7.000%, due 05/01/16	559,000

High Income Fund (continued)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				General Industrial & Manufacturing (continued)
			$ 650,000	Trinity Industries, Inc. (P)
	Food & Drug Retailers - 2.68%			3.875%, due 06/01/36	$ 480,188
$ 850,000	Ingles Markets, Inc.				2,737,688
	8.875%, due 05/15/17	$ 880,812
250,000	Rite Aid Corp.			Health Care - 7.75%
	7.500%, due 03/01/17	230,000	300,000	Accellent, Inc. (T)
450,000	Stater Brothers Holdings			10.500%, due 12/01/13	300,750
	8.125%, due 06/15/12	454,500	500,000	Biomet, Inc.
250,000	Stater Brothers Holdings			10.000%, due 10/15/17	543,750
	7.750%, due 04/15/15	255,000	1,000,000	Biomet, Inc.
750,000	SUPERVALU, Inc.			11.625%, due 10/15/17	1,100,000
	8.000%, due 05/01/16	750,000	500,000	DaVita, Inc.
500,000	Tops Markets LLC (C)			7.250%, due 03/15/15	500,625
	10.125%, due 10/15/15	516,250	250,000	HCA, Inc./DE
		3,086,562		5.750%, due 03/15/14	229,375
			350,000	HCA, Inc./DE
	Forestry/Paper - 0.92%			6.500%, due 02/15/16	322,000
250,000	Cascades, Inc. (C)(D)		200,000	HCA, Inc./DE
	7.875%, due 01/15/20	254,375		9.250%, due 11/15/16	211,000
500,000	Graphic Packaging International, Inc.		500,000	Hologic, Inc. (P)
	9.500%, due 06/15/17	533,750		2.000%, due 12/15/37	420,000
250,000	Rock-Tenn Co. (C)		500,000	Omega Healthcare Investors, Inc.,
	9.250%, due 03/15/16	271,875		REIT (N)
		1,060,000		7.000%, due 04/01/14	501,250
			500,000	Omnicare, Inc.
	Gaming - 4.39%			6.875%, due 12/15/15	488,750
500,000	American Casino & Entertainment		1,000,000	Psychiatric Solutions, Inc., Series 1
	Properties LLC (C)			7.750%, due 07/15/15	957,500
	11.000%, due 06/15/14	445,000	200,000	Select Medical Corp.
500,000	Ameristar Casinos, Inc. (C)			7.625%, due 02/01/15	196,000
	9.250%, due 06/01/14	516,250	400,000	Service Corp. International/US
500,000	Boyd Gaming Corp.			7.375%, due 10/01/14	404,000
	6.750%, due 04/15/14	462,500	500,000	Service Corp. International/US
195,000	Global Cash Access, Inc./			6.750%, due 04/01/16	491,250
	Global Cash Finance Corp.		250,000	Service Corp. International/US
	8.750%, due 03/15/12	192,075		7.625%, due 10/01/18	253,125
750,000	Isle of Capri Casinos, Inc.		250,000	Universal Hospital Services, Inc. (G)
	7.000%, due 03/01/14	666,563		3.859%, due 06/01/15	213,750
1,000,000	MGM Mirage		760,000	Vanguard Health Holding Co. II LLC
	8.375%, due 02/01/11	961,250		9.000%, due 10/01/14	794,200
150,000	Penn National Gaming, Inc.		1,000,000	Vanguard Health Holding Co., II LLC/
	6.750%, due 03/01/15	144,750		Vanguard Holdings Co., II, Inc. (C)
250,000	Penn National Gaming, Inc. (C)			8.000%, due 02/01/18	976,250
	8.750%, due 08/15/19	255,000			8,903,575
400,000	Pinnacle Entertainment, Inc.
	8.250%, due 03/15/12	400,000		Hotels - 0.84%
500,000	Pinnacle Entertainment, Inc. (C)		250,000	Gaylord Entertainment Co. (C)(P)
	8.625%, due 08/01/17	501,250		3.750%, due 10/01/14	243,125
500,000	Scientific Games Corp. (C)		750,000	Wyndham Worldwide Corp.
	7.875%, due 06/15/16	503,125		6.000%, due 12/01/16	726,188
		5,047,763			969,313

	General Industrial & Manufacturing - 2.38%			Investment Management - 0.58%
750,000	Baldor Electric Co.		725,000	Nuveen Investments, Inc.
	8.625%, due 02/15/17	763,125		10.500%, due 11/15/15	670,625
750,000	SPX Corp.
	7.625%, due 12/15/14	778,125		Leisure & Entertainment - 1.03%
750,000	Terex Corp.		750,000	Cinemark USA, Inc.
	8.000%, due 11/15/17	716,250		8.625%, due 06/15/19	781,875
High Income Fund (continued)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Media - Diversified & Services (continued)
			$ 500,000	Liberty Media LLC (P)
	Leisure & Entertainment (continued)			3.125%, due 03/30/23	$ 516,250
$ 250,000	Speedway Motorsports, Inc.		200,000	Nielsen Finance LLC/
	6.750%, due 06/01/13	$ 246,250		Nielsen Finance Co.
150,000	Universal City Development			11.625%, due 02/01/14	224,000
	Partners, Ltd. (C)		1,000,000	Nielsen Finance LLC/
	8.875%, due 11/15/15	151,125		Nielsen Finance Co.
		1,179,250		10.000%, due 08/01/14	1,040,000
			650,000	Telesat Canada/Telesat LLC
	Media - Broadcasting - 2.24%			11.000%, due 11/01/15	726,375
500,000	Allbritton Communications Co.		250,000	WMG Acquisition Corp.
	7.750%, due 12/15/12	496,250		7.375%, due 04/15/14	242,500
500,000	Belo Corp.				6,720,000
	8.000%, due 11/15/16	511,250
375,000	Lamar Media Corp.			Metals and Mining - 1.83%
	7.250%, due 01/01/13	375,000	500,000	Arch Coal, Inc. (C)
500,000	Lamar Media Corp., Series C			8.750%, due 08/01/16	532,500
	6.625%, due 08/15/15	476,250	450,000	Arch Western Finance LLC
500,000	LIN Television Corp.			6.750%, due 07/01/13	445,500
	6.500%, due 05/15/13	477,500	300,000	Cloud Peak Energy Resources LLC/
250,000	Sirius XM Radio, Inc. (P)			Cloud Peak Energy Finance Corp. (C)
	3.250%, due 10/15/11	231,562		8.500%, due 12/15/19	312,000
		2,567,812	250,000	Massey Energy Co. (P)
				3.250%, due 08/01/15	219,688
	Media - Cable - 3.24%		500,000	Teck Resources, Ltd. (D)
750,000	DISH DBS Corp.			10.750%, due 05/15/19	588,750
	6.625%, due 10/01/14	744,375			2,098,438
500,000	Mediacom Broadband LLC/
	Mediacom Broadband Corp.			Non Food & Drug Retailers - 5.80%
	8.500%, due 10/15/15	496,250	250,000	Bon-Ton Department Stores, Inc./The
500,000	Mediacom LLC/			10.250%, due 03/15/14	228,750
	Mediacom Capital Corp. (C)		250,000	Ltd. Brands, Inc.
	9.125%, due 08/15/19	500,000		6.900%, due 07/15/17	245,000
500,000	Viasat, Inc. (C)		750,000	Ltd. Brands, Inc.
	8.875%, due 09/15/16	511,250		8.500%, due 06/15/19	728,125
750,000	Videotron Ltee (D)		250,000	Michaels Stores, Inc. (B)
	6.875%, due 01/15/14	746,250		0.000%, due 11/01/16	206,875
700,000	Virgin Media Finance PLC (D)		1,500,000	Michaels Stores, Inc.
	9.125%, due 08/15/16	728,000		11.375%, due 11/01/16	1,560,000
		3,726,125	500,000	Pantry, Inc./The
				7.750%, due 02/15/14	478,750
	Media - Diversified & Services - 5.85%		500,000	Penske Auto Group, Inc.
500,000	GeoEye, Inc. (C)			7.750%, due 12/15/16	481,250
	9.625%, due 10/01/15	510,000	750,000	QVC, Inc. (C)
400,000	Hughes Network Systems LLC/			7.500%, due 10/01/19	768,750
	HNS Finance Corp.		300,000	Sally Holdings LLC/
	9.500%, due 04/15/14	409,000		Sally Capital, Inc.
1,000,000	Intelsat Bermuda, Ltd. (D)			9.250%, due 11/15/14	311,250
	11.250%, due 02/04/17	1,015,000	200,000	Sonic Automotive, Inc., Series B
300,000	Intelsat Jackson Holdings, Ltd. (D)			8.625%, due 08/15/13	202,000
	11.250%, due 06/15/16	318,750	500,000	Toys R US, Inc.
350,000	Intelsat, Ltd. (D)			7.875%, due 04/15/13	508,750
	7.625%, due 04/15/12	351,750	200,000	Toys R US, Inc.
600,000	Intelsat, Ltd. (D)			7.375%, due 10/15/18	185,500
	6.500%, due 11/01/13	567,000	250,000	Toys R Us Property Co. LLC (C)
500,000	Interpublic Group of Cos., Inc.			8.500%, due 12/01/17	257,500
	10.000%, due 07/15/17	552,500	500,000	Yankee Acquisition Corp./
250,000	Interpublic Group of Cos., Inc. (P)			MA, Series B
	4.250%, due 03/15/23	246,875		8.500%, due 02/15/15	500,000
					6,662,500
High Income Fund (continued)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Printing and Publishing - 0.43%
			$ 500,000	Cenveo Corp. (C)(H)
	Oil & Gas - 6.90%			8.875%, due 02/01/18	$ 496,505
$ 466,000	Chesapeake Energy Corp.
	6.875%, due 01/15/16	$ 459,010		Restaurants - 0.47%
250,000	Chesapeake Energy Corp.		500,000	Wendy's/Arby's Restaurants LLC
	6.500%, due 08/15/17	239,375		10.000%, due 07/15/16	545,000
150,000	Cimarex Energy Co.
	7.125%, due 05/01/17	149,438		Steel - 0.31%
400,000	Complete Production Services, Inc.		350,000	Steel Dynamics, Inc.
	8.000%, due 12/15/16	396,000		7.375%, due 11/01/12	357,875
250,000	Continental Resources, Inc./OK (C)
	8.250%, due 10/01/19	259,375		Support Services - 8.60%
250,000	Denbury Resources, Inc.		250,000	Affinion Group, Inc.
	7.500%, due 04/01/13	251,875		10.125%, due 10/15/13	254,062
500,000	Denbury Resources, Inc.		750,000	Affinion Group, Inc.
	9.750%, due 03/01/16	526,875		11.500%, due 10/15/15	776,250
200,000	Encore Acquisition Co.		1,000,000	ARAMARK Corp.
	6.000%, due 07/15/15	200,750		8.500%, due 02/01/15	1,002,500
365,000	EXCO Resources, Inc.		500,000	Avis Budget Car Rental LLC/
	7.250%, due 01/15/11	365,000		Avis Budget Finance, Inc.
350,000	Helix Energy Solutions Group, Inc. (C)			7.625%, due 05/15/14	475,000
	9.500%, due 01/15/16	358,750	500,000	FTI Consulting, Inc.
500,000	Helix Energy Solutions Group, Inc. (P)			7.750%, due 10/01/16	507,500
	3.250%, due 12/15/25	451,875	250,000	Hertz Corp./The
250,000	Key Energy Services, Inc.			8.875%, due 01/01/14	251,875
	8.375%, due 12/01/14	250,000	250,000	Hertz Corp./The
250,000	Mariner Energy, Inc.			10.500%, due 01/01/16	261,875
	7.500%, due 04/15/13	252,500	700,000	Iron Mountain, Inc.
250,000	Mariner Energy, Inc.			7.750%, due 01/15/15	705,250
	8.000%, due 05/15/17	244,375	350,000	Mac-Gray Corp.
500,000	Petroplus Finance, Ltd. (C)(D)			7.625%, due 08/15/15	342,125
	6.750%, due 05/01/14	462,500	500,000	NASDAQ OMX Group, Inc./The (P)
500,000	Petroplus Finance, Ltd. (C)(D)			2.500%, due 08/15/13	472,500
	7.000%, due 05/01/17	448,750	1,000,000	RSC Equipment Rental, Inc.
500,000	Pioneer Natural Resources Co.			9.500%, due 12/01/14	1,012,500
	6.650%, due 03/15/17	491,392	750,000	ServiceMaster Co./The, PIK (C)
500,000	Plains Exploration & Production Co.			10.750%, due 07/15/15	787,500
	10.000%, due 03/01/16	555,000	450,000	United Rentals North America, Inc.
250,000	Range Resources Corp.			7.750%, due 11/15/13	438,188
	6.375%, due 03/15/15	249,375	250,000	United Rentals North America, Inc.
500,000	Range Resources Corp.			10.875%, due 06/15/16	272,812
	7.250%, due 05/01/18	510,000	1,000,000	United Rentals North America, Inc.
750,000	Tesoro Corp./Texas			9.250%, due 12/15/19	1,032,500
	9.750%, due 06/01/19	809,062	750,000	West Corp.
		7,931,277		9.500%, due 10/15/14	753,750
			500,000	West Corp.
	Packaging - 2.43%			11.000%, due 10/15/16	532,500
1,000,000	Crown Americas LLC/				9,878,687
	Crown Americas Capital Corp. II (C)
	7.625%, due 05/15/17	1,025,000		Technology - 3.81%
500,000	Graham Packaging Co., L.P./		250,000	Advanced Micro Devices, Inc. (C)
	GPC Capital Corp. I			8.125%, due 12/15/17	251,250
	9.875%, due 10/15/14	514,375	500,000	GXS Worldwide, Inc. (C)
250,000	Greif, Inc.			9.750%, due 06/15/15	485,000
	6.750%, due 02/01/17	245,625	600,000	Sanmina-SCI Corp.
1,000,000	Reynolds Group DL Escrow, Inc./			8.125%, due 03/01/16	601,500
	Reynolds Group Escrow LLC (C)		500,000	SAVVIS, Inc. (P)
	7.750%, due 10/15/16	1,007,500		3.000%, due 05/15/12	455,625
		2,792,500

High Income Fund (continued)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Transportation - 0.89%
			$ 250,000	Bristow Group, Inc.
	Technology (continued)			7.500%, due 09/15/17	$ 251,875
$ 1,100,000	Sungard Data Systems, Inc.		300,000	Gulfmark Offshore, Inc.
	9.125%, due 08/15/13	$ 1,119,250		7.750%, due 07/15/14	297,750
500,000	Sungard Data Systems, Inc.		500,000	Hornbeck Offshore Services, Inc.,
	10.625%, due 05/15/15	543,750		Series B
400,000	Sungard Data Systems, Inc.			6.125%, due 12/01/14	476,250
	10.250%, due 08/15/15	415,000			1,025,875
500,000	Syniverse Technologies, Inc., Series B (T)
	7.750%, due 08/15/13	500,000		Utilities - 7.31%
		4,371,375	500,000	AES Corp./The
				8.000%, due 10/15/17	503,750
	Telecommunications - 7.57%		250,000	AES Corp./The
650,000	Cincinnati Bell, Inc.			8.000%, due 06/01/20	250,625
	8.375%, due 01/15/14	654,875	500,000	Calpine Corp. (C)
250,000	Cincinnati Bell Telephone Co. LLC (T)			7.250%, due 10/15/17	481,250
	6.300%, due 12/01/28	189,375	650,000	Edison Mission Energy
50,000	Level 3 Communications, Inc. (P)			7.200%, due 05/15/19	503,750
	5.250%, due 12/15/11	47,812	250,000	El Paso Corp.
450,000	Level 3 Communications, Inc. (P)			7.000%, due 06/15/17	255,602
	3.500%, due 06/15/12	409,500	1,000,000	El Paso Corp.
500,000	Nextel Communications, Inc., Series D			7.250%, due 06/01/18	1,027,546
	7.375%, due 08/01/15	451,250	500,000	Ferrellgas Partners L.P. (C)
500,000	Nordic Telephone Co. Holdings ApS (C)(D)(T)			9.125%, due 10/01/17	531,250
	8.875%, due 05/01/16	532,500	400,000	Ferrellgas Partners L.P./
385,000	Qwest Communications			Ferrellgas Partners Finance Corp.
	International, Inc.			8.750%, due 06/15/12	401,000
	7.500%, due 02/15/14	387,406	1,000,000	Inergy L.P./Inergy Finance Corp.
350,000	Qwest Communications			6.875%, due 12/15/14	997,500
	International, Inc., Series B		500,000	MarkWest Energy Partners L.P./
	7.500%, due 02/15/14	352,188		MarkWest Energy Finance Corp., Series B
250,000	Qwest Communications			8.750%, due 04/15/18	520,000
	International, Inc. (C)		480,000	Mirant Americas Generation LLC
	8.000%, due 10/01/15	258,750		8.300%, due 05/01/11	489,000
500,000	Qwest Communications		750,000	Mirant Americas Generation LLC
	International, Inc. (C)			8.500%, due 10/01/21	720,000
	7.125%, due 04/01/18	487,500	250,000	Mirant North America LLC
500,000	SBA Communications Corp. (P)			7.375%, due 12/31/13	248,750
	1.875%, due 05/01/13	503,125	750,000	NRG Energy, Inc.
500,000	Sprint Nextel Corp.			7.375%, due 02/01/16	746,250
	8.375%, due 08/15/17	487,500	250,000	NRG Energy, Inc.
750,000	Time Warner Telecom Holdings, Inc.			7.375%, due 01/15/17	248,437
	9.250%, due 02/15/14	771,563	250,000	RRI Energy, Inc.
1,500,000	Wind Acquisition Finance S.A. (C)(D)			7.625%, due 06/15/14	240,000
	11.750%, due 07/15/17	1,631,250	250,000	RRI Energy, Inc.
300,000	Windstream Corp.			7.875%, due 06/15/17	238,125
	8.625%, due 08/01/16	307,875			8,402,835
1,000,000	Windstream Corp. (C)
	7.875%, due 11/01/17	987,500		Total Corporate Notes and Bonds	109,406,084
250,000	Windstream Corp.			( Cost $102,662,955 )
	7.000%, due 03/15/19	234,062
		8,694,031

High Income Fund (concluded)
Value
Shares		(Note 1)

INVESTMENT COMPANY - 3.14%

3,608,217	SSgA Prime Money Market Fund (N)	$ 3,608,217

	Total Investment Company	3,608,217
( Cost $3,608,217 )

TOTAL INVESTMENTS - 98.36%		113,014,301
( Cost $106,271,172 )
NET OTHER ASSETS AND LIABILITIES - 1.64%		1,887,501
TOTAL NET ASSETS - 100.00%		$ 114,901,802

(B)	Represents a security with a specified coupon
until a predetermined date, at which time the
stated rate is adjusted to a new contract rate.
(C)	Security sold within terms of a private placement
memorandum exempt from registration under section
144A of the Securities Act of 1933, as amended,
and may be sold only to dealers in that program or
other "qualified institutional investors." The
securities have been determined to be liquid under
guidelines established by the Board of Trustees.
(D)	Notes and bonds, issued by foreign entities,
denominated in U.S. dollars. The aggregate of
these securities is 6.65% of total net assets.
(G)	Floating rate or variable rate note.
Rate shown is as of December 31, 2009.
(H)	Security purchased on a delayed delivery or
when-issued basis. Rate shown is at issue date.
(N)	Security segregated for forward or when-issued
purchase commitments outstanding as of
December 31, 2009.
(P)	Convertible.
(T)	Illiquid Security.
PIK	Payment in Kind.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

Diversified Income Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 43.99%				Information Technology - 2.79%
			12,300	Automatic Data Processing, Inc.	$ 501,717
	Consumer Discretionary - 2.61%		60,900	Intel Corp.	1,181,460
13,000	Darden Restaurants, Inc.	$ 480,480	23,000	Maxim Integrated Products, Inc.	402,040
11,000	Genuine Parts Co.	414,480	15,300	Paychex, Inc.	443,547
16,700	McDonald's Corp.	1,042,581			2,528,764
5,900	VF Corp.	424,977
		2,362,518		Materials - 1.32%
			24,000	EI Du Pont de Nemours & Co.	782,640
	Consumer Staples - 6.94%		10,000	Nucor Corp.	408,000
42,000	Altria Group, Inc.	834,120			1,190,640
12,000	Avon Products, Inc.	361,680
17,700	Coca-Cola Co./The	960,225		Telecommunication Services - 3.32%
10,200	Kimberly-Clark Corp.	605,778	67,092	AT&T, Inc.	1,701,453
25,051	Kraft Foods, Inc., Class A	692,911	6,000	CenturyTel, Inc.	204,060
13,500	PepsiCo, Inc./NC	804,870	37,500	Verizon Communications, Inc.	1,103,250
31,000	Philip Morris International, Inc.	1,410,810			3,008,763
22,000	Sysco Corp.	615,780
		6,286,174		Utilities - 3.45%
			10,000	Consolidated Edison, Inc.	437,400
	Energy - 3.49%		26,000	Duke Energy Corp.	429,780
25,800	Chevron Corp.	1,860,696	12,100	Exelon Corp.	552,002
19,300	ConocoPhillips	926,400	13,600	FirstEnergy Corp.	593,232
12,500	Marathon Oil Corp.	372,625	10,500	Progress Energy, Inc.	409,185
		3,159,721	22,100	Southern Co.	707,200
					3,128,799
	Financials - 5.57%
9,500	Aflac, Inc.	460,085		Total Common Stocks	39,843,338
23,500	Bank of New York Mellon Corp./The	683,615		( Cost $38,489,021 )
14,500	Morgan Stanley	388,310
24,500	NYSE Euronext	573,545	Par Value
8,500	Travelers Cos., Inc./The	430,695
23,500	US Bancorp	589,380	ASSET BACKED - 1.26%
49,000	Wells Fargo & Co.	1,393,070
20,000	Willis Group Holdings PLC	524,600	$ 98,971	ABSC Long Beach Home Equity Loan Trust,
		5,043,300		Series 2000-LB1, Class AF5 (M)
				8.550%, due 09/21/30	93,434
	Health Care - 7.17%		525,000	CarMax Auto Owner Trust,
12,000	Eli Lilly & Co.	422,400		Series 2007-2, Class B
29,200	Johnson & Johnson	1,835,512		5.370%, due 03/15/13	540,516
40,500	Merck & Co., Inc.	1,546,290	465,000	Chase Issuance Trust,
12,300	Novartis AG, ADR	658,419		Series 2007-A17, Class A
108,962	Pfizer, Inc.	2,033,231		5.120%, due 10/15/14	506,419
		6,495,852
				Total Asset Backed	1,140,369
	Industrials - 7.33%			( Cost $1,091,869 )
7,600	3M Co.	611,724
13,500	Boeing Co./The	818,100	CORPORATE NOTES AND BONDS - 20.42%
7,400	Deere & Co.	369,630
26,000	Emerson Electric Co.	1,080,040		Consumer Discretionary - 1.78%
25,700	Honeywell International, Inc.	993,048	750,000	American Association of Retired Persons (C)
10,700	Lockheed Martin Corp.	797,364		7.500%, due 05/01/31	790,815
7,800	Norfolk Southern Corp.	367,068	130,000	DR Horton, Inc.
6,800	United Parcel Service, Inc., Class B	392,836		5.250%, due 02/15/15	123,500
5,900	United Technologies Corp.	398,132	325,000	ERAC USA Finance Co. (C)
25,300	Waste Management, Inc.	810,865		6.700%, due 06/01/34	308,322
		6,638,807	400,000	Royal Caribbean Cruises, Ltd. (D)
				7.250%, due 06/15/16	390,000
					1,612,637

Diversified Income Fund (continued)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Health Care (continued)
			$ 300,000	Eli Lilly & Co.
	Consumer Staples - 0.88%			6.570%, due 01/01/16	$ 339,756
$ 475,000	Kraft Foods, Inc.		195,000	Genentech, Inc.
	6.500%, due 11/01/31	$ 486,674		5.250%, due 07/15/35	188,100
310,000	WM Wrigley Jr. Co.		220,000	Merck & Co., Inc.
	4.300%, due 07/15/10	312,980		5.750%, due 11/15/36	230,816
		799,654	150,000	Wyeth
				6.500%, due 02/01/34	166,427
	Energy - 1.26%				2,084,122
500,000	Chesapeake Energy Corp.
	6.375%, due 06/15/15	490,000		Industrials - 1.25%
150,000	Hess Corp.		150,000	Boeing Co./The
	7.875%, due 10/01/29	181,407		8.625%, due 11/15/31	197,497
400,000	Transocean, Inc.		175,000	Burlington Northern Santa Fe Corp.
	7.500%, due 04/15/31	465,540		8.125%, due 04/15/20	216,045
		1,136,947	239,000	Norfolk Southern Corp.
				5.590%, due 05/17/25	240,170
	Financials - 5.95%		260,000	Norfolk Southern Corp.
500,000	American General Finance Corp.,			7.050%, due 05/01/37	308,718
	Series H		150,000	Waste Management, Inc.
	4.625%, due 09/01/10	488,491		7.125%, due 12/15/17	172,208
250,000	Bear Stearns Cos. LLC/The				1,134,638
	7.250%, due 02/01/18	286,695
210,000	General Electric Global Insurance			Information Technology - 0.30%
	Holding Corp.		240,000	Cisco Systems, Inc.
	7.000%, due 02/15/26	215,068		5.500%, due 02/22/16	268,878
205,000	General Electric Global Insurance
	Holding Corp.			Materials - 0.21%
	7.750%, due 06/15/30	224,807	175,000	Westvaco Corp.
335,000	HCP, Inc.			8.200%, due 01/15/30	192,987
	6.700%, due 01/30/18	338,913
410,000	Lehman Brothers Holdings, Inc. (E)			Telecommunication Services - 1.00%
	5.750%, due 01/03/17	123	415,000	Comcast Cable Communications
315,000	Merrill Lynch & Co., Inc.			Holdings, Inc.
	6.150%, due 04/25/13	340,799		9.455%, due 11/15/22	556,908
600,000	National Rural Utilities		315,000	Rogers Communications, Inc. (D)
	Cooperative Finance Corp., Series C			6.250%, due 06/15/13	349,468
	7.250%, due 03/01/12	667,166			906,376
600,000	Nationwide Health Properties,
	Inc., Series D			Telecommunications - 0.18%
	8.250%, due 07/01/12	640,178	190,000	Sprint Nextel Corp.
760,000	Nissan Motor Acceptance Corp. (C)			6.000%, due 12/01/16	165,300
	5.625%, due 03/14/11	788,552
140,000	Simon Property Group L.P.			Utilities - 5.31%
	5.875%, due 03/01/17	146,905	500,000	Energy East Corp.
355,000	SLM Corp.			8.050%, due 11/15/10	529,072
	5.125%, due 08/27/12	337,527	175,000	Interstate Power & Light Co.
500,000	US Bank NA/Cincinnati, OH			6.250%, due 07/15/39	188,443
	6.300%, due 02/04/14	559,773	1,000,000	MidAmerican Energy Co.
330,000	Wells Fargo & Co.			5.650%, due 07/15/12	1,087,084
	5.250%, due 10/23/12	355,357	400,000	Nevada Power Co., Series R
		5,390,354		6.750%, due 07/01/37	436,763
			350,000	Progress Energy, Inc.
	Health Care - 2.30%			7.750%, due 03/01/31	415,258
1,050,000	Amgen, Inc.		126,000	Sierra Pacific Power Co., Series M
	5.850%, due 06/01/17	1,159,023		6.000%, due 05/15/16	137,980
			500,000	Southwestern Electric Power Co.,
				Series E
				5.550%, due 01/15/17	517,179
Diversified Income Fund (continued)
		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)			MORTGAGE BACKED (continued)

	Utilities (continued)			Freddie Mac (continued)
$ 600,000	Westar Energy, Inc.		$ 83,236	6.000%, due 10/01/34 Pool # A28439	$ 89,879
	6.000%, due 07/01/14	$ 665,768	80,183	6.000%, due 10/01/34 Pool # A28598	86,583
750,000	Wisconsin Electric Power Co.		103,496	5.000%, due 04/01/35 Pool # A32315	107,832
	6.500%, due 06/01/28	825,928	79,665	5.000%, due 04/01/35 Pool # A32316	83,002
		4,803,475			1,800,714

	Total Corporate Notes and Bonds	18,495,368		Ginnie Mae - 0.13%
	( Cost $18,124,725 )		10,221	8.000%, due 10/20/15 Pool # 002995	11,072
			56,477	6.500%, due 02/20/29 Pool # 002714	61,758
MORTGAGE BACKED - 16.86%			37,305	6.500%, due 04/20/31 Pool # 003068	40,749
					113,579
	Fannie Mae - 14.74%
184,247	4.000%, due 04/01/15 Pool # 255719	189,937		Total Mortgage Backed	15,269,400
241,494	5.500%, due 04/01/16 Pool # 745444	254,650		( Cost $14,369,765 )
40,834	6.000%, due 05/01/16 Pool # 582558	44,102
446,668	5.000%, due 12/01/17 Pool # 672243	476,413	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.04%
423,143	5.000%, due 05/01/20 Pool # 813965	449,867
622,349	4.500%, due 09/01/20 Pool # 835465	653,909		Federal Farm Credit Bank - 1.27%
72,436	6.000%, due 05/01/21 Pool # 253847	78,636	1,000,000	5.875%, due 10/03/16	1,151,066
17,509	7.000%, due 12/01/29 Pool # 762813	19,578
49,974	7.000%, due 11/01/31 Pool # 607515	55,828		Fannie Mae - 0.60%
46,352	7.000%, due 05/01/32 Pool # 644591	51,781	500,000	5.250%, due 08/01/12	542,950
292,700	6.500%, due 06/01/32 Pool # 545691	319,172
450,449	5.500%, due 10/01/33 Pool # 254904	479,189		U.S. Treasury Bonds - 1.21%
17,978	5.000%, due 05/01/34 Pool # 782214	18,739	860,000	6.625%, due 02/15/27	1,101,068
392,762	5.000%, due 06/01/34 Pool # 255230	409,399
10,906	7.000%, due 07/01/34 Pool # 792636	12,049		U.S. Treasury Notes - 10.96%
142,839	5.500%, due 08/01/34 Pool # 793647	151,863	30,000	4.500%, due 11/15/10	30,998
311,770	5.500%, due 03/01/35 Pool # 810075	331,127	225,000	0.875%, due 02/28/11	226,301
778,530	5.500%, due 03/01/35 Pool # 815976	826,865	320,000	4.875%, due 04/30/11	337,675
401,257	5.000%, due 08/01/35 Pool # 829670	417,815	2,100,000	4.625%, due 12/31/11	2,253,153
319,803	5.000%, due 09/01/35 Pool # 820347	333,000	375,000	1.375%, due 05/15/12	378,164
343,213	5.000%, due 09/01/35 Pool # 835699	357,376	290,000	3.125%, due 08/31/13	304,613
601,914	5.000%, due 10/01/35 Pool # 797669	626,753	1,150,000	4.000%, due 02/15/14	1,245,594
446,669	5.000%, due 11/01/35 Pool # 844504	465,101	1,575,000	4.250%, due 08/15/14	1,724,134
431,083	5.000%, due 11/01/35 Pool # 844809	448,872	2,000,000	4.250%, due 11/15/14	2,186,562
414,677	5.000%, due 12/01/35 Pool # 850561	431,789	60,000	4.250%, due 08/15/15	65,330
131,006	5.500%, due 02/01/36 Pool # 851330	139,139	1,100,000	4.250%, due 11/15/17	1,175,023
551,840	5.500%, due 09/01/36 Pool # 831820	585,583			9,927,547
387,454	6.000%, due 09/01/36 Pool # 831741	415,837
146,852	5.500%, due 10/01/36 Pool # 896340	155,832		Total U.S. Government and
540,894	5.500%, due 10/01/36 Pool # 901723	573,968		Agency Obligations
537,817	6.000%, due 11/01/36 Pool # 902510	582,751		( Cost $12,224,718 )	12,722,631
594,288	5.500%, due 12/01/36 Pool # 902853	630,627
581,299	5.500%, due 12/01/36 Pool # 903059	616,844
491,315	5.500%, due 12/01/36 Pool # 907512	521,358
597,577	5.500%, due 12/01/36 Pool # 907635	634,117
554,613	6.000%, due 12/01/36 Pool # 903002	595,241
		13,355,107

	Freddie Mac - 1.99%
8,724	8.000%, due 06/01/30 Pool # C01005	10,036
132,753	6.500%, due 01/01/32 Pool # C62333	144,946
1,224,830	5.000%, due 07/01/33 Pool # A11325	1,278,436

Diversified Income Fund (concluded)
Value
Shares		(Note 1)

INVESTMENT COMPANY - 3.28%

2,968,580	SSgA Prime Money Market Fund	$ 2,968,580

	Total Investment Company	2,968,580
( Cost $2,968,580 )

TOTAL INVESTMENTS - 99.85%		90,439,686
( Cost $87,268,678 )
NET OTHER ASSETS AND LIABILITIES - 0.15%		134,485
TOTAL NET ASSETS - 100.00%		$ 90,574,171

(C)	Security sold within terms of a private placement
memorandum exempt from registration under section
144A of the Securities Act of 1933, as amended,
and may be sold only to dealers in that program or
other "qualified institutional investors." The
securities have been determined to be liquid under
guidelines established by the Board of Trustees.
(D)	Notes and bonds, issued by foreign entities,
denominated in U.S. dollars. The aggregate of
these securities is 0.82% of total net assets.
(E)	In Default. Issuer is bankrupt.
(M)	Stated interest rate is contingent upon sufficient
collateral market value. If collateral market
value falls below a stated level, the issuer will
either initiate a clean-up call or increase the
stated interest rate.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

Equity Income Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 58.90%
				Repurchase Agreement - 31.77%
	Consumer Discretionary - 13.22%		9,441,595	US Bank issued 1/29/10 at 0.01%, due	9,441,595
40,000.00	American Eagle Outfitters, Inc.	635,600		2/1/10, collateralized by $9,630,777 in Fannie
10,000.00	Coach Inc.	348,800		Mae MBS #254919 due 9/1/18. Proceeds at
5,000.00	ITT Education Services Inc*	484,350		maturity are $9,441,603 (Cost $9,441,595).
12,000.00	Kohl's Corp.	604,440
13,000.00	Target Corp.	666,510
15,100.00	TJX Companies, Inc.	573,951	TOTAL INVESTMENTS - 90.67%		26,943,756
18,000.00	YUM! Brands Inc.	615,780	( Cost $26,003,512 )
		3,929,431	NET OTHER ASSETS AND LIABILITIES - 11.70%		3,475,676
			Total Call Options Written - (2.37%)		(705,505)
	Consumer Services - 0.89%		TOTAL NET ASSETS - 100.00%		29,713,927
500	Google Inc.- Class A*	264,710
		264,710
			* Non-income producing.
	Energy - 8.33%
17,000.00	Noble Corp.	685,440
10,000.00	Schlumberger, Ltd.	634,600
16,000.00	Southwestern Energy Co.*	686,080
30,000.00	Weatherford International, Ltd. *	470,400
		2,476,520

	Financials - 11.39%
8,000.00	Affiliated Managers Group, Inc.*	484,560
26,000.00	Bank of New York Mellon Corp./The	756,340
22,000.00	Morgan Stanley	589,160
17,000.00	State Street Corp.	728,960
29,000.00	Wells Fargo & Co.	824,470
		3,383,490

	Health Care - 15.93%
8,000.00	C.R. Bard, Inc.	663,120
14,000.00	Genzyme Corp.*	759,640
17,000.00	Gilead Sciences, Inc.*	820,590
20,000.00	Mylan, Inc.	364,600
30,000.00	Pfizer, Inc.	559,800
17,000.00	St. Jude Medical, Inc. *	641,410
28,000.00	UnitedHealth Group, Inc.	924,000
		4,733,160

	Information Technology - 7.02%

14,000.00	Altera Corp.	298,480
55,000.00	Brocade Communications Systems, Inc.	377,850
44,000.00	EMC Corp./Massachusetts *	733,480
45,000.00	Yahoo! Inc.*	675,450
		2,085,260

	Insurance - 2.12%
13,000.00	Aflac Inc.	629,590
		629,590

	Total Common Stocks	17,502,161
	( Cost $17,514,585 )

Equity Income Fund (concluded)

Contracts		Expiration Date	Exercise Price	Market Value
(100 shares per contract)
80.00	Aflac Inc.	May-10	49.00	24,200.00
50.00	Aflac Inc.	May-10	50.00	12,875.00
140.00	Altera Corp.	June-10	23.00	13,300.00
70.00	American Eagle Outfitters, Inc.	February-10	17.50	875.00
200.00	American Eagle Outfitters, Inc.	May-10	17.50	14,000.00
130.00	American Eagle Outfitters, Inc.	August-10	17.50	14,950.00
100.00	Bank of New York Mellon Corp./The	June-10	29.00	23,000.00
100.00	Bank of New York Mellon Corp./The	June-10	30.00	18,000.00
300.00	Brocade Communications Systems, Inc.	July-10	9.00	8,850.00
80.00	C.R. Bard, Inc.	April-10	80.00	38,800.00
100.00	Coach Inc.	March-10	36.00	11,500.00
200.00	EMC Corp./Massachusetts	April-10	18.00	7,600.00
100.00	EMC Corp./Massachusetts	July-10	18.00	8,200.00
140.00	EMC Corp./Massachusetts	July-10	19.00	7,280.00
140.00	Genzyme Corp.	April-10	55.00	37,800.00
170.00	Gilead Sciences, Inc.	May-10	47.00	59,500.00
50.00	ITT Education Services Inc	April-10	105.00	20,250.00
50.00	Kohl's Corp.	April-10	55.00	4,750.00
70.00	Kohl's Corp.	April-10	60.00	1,575.00
100.00	Morgan Stanley	April-10	34.00	2,050.00
50.00	Morgan Stanley	July-10	34.00	3,550.00
200.00	Mylan, Inc.	April-10	19.00	14,000.00
170.00	Noble Corp.	March-10	46.00	7,650.00
50.00	Schlumberger, Ltd.	February-10	70.00	1,050.00
50.00	Schlumberger, Ltd.	May-10	75.00	6,300.00
100.00	Southwestern Energy Co.	March-10	47.00	12,750.00
60.00	Southwestern Energy Co.	June-10	49.00	13,050.00
170.00	St. Jude Medical, Inc.	April-10	40.00	17,850.00
170.00	State Street Corp.	February-10	44.00	16,150.00
130.00	Target Corp.	July-10	49.00	63,700.00
151.00	TJX Companies, Inc.	July-10	40.00	25,670.00
180.00	UnitedHealth Group, Inc.	March-10	30.00	66,600.00
100.00	UnitedHealth Group, Inc.	June-10	34.00	24,650.00
150.00	Weatherford International, Ltd.	February-10	20.00	750.00
100.00	Weatherford International, Ltd.	May-10	20.00	4,000.00
130.00	Wells Fargo & Co.	April-10	30.00	16,380.00
160.00	Wells Fargo & Co.	July-10	30.00	34,800.00
450.00	Yahoo! Inc.	July-10	17.00	23,400.00
180.00	YUM! Brands Inc.	July-10	36.00	23,850.00
	Total Call Options Written			705,505.00
	(Premiums Received $952,668)

Large Cap Value Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 98.80%				Industrials - 9.18%
			45,000	Deere & Co.	$ 2,247,750
	Consumer Discretionary - 7.05%		138,600	General Electric Co.	2,228,688
22,000	AutoZone, Inc. *	$ 3,410,660	43,000	Lockheed Martin Corp.	3,204,360
46,500	Darden Restaurants, Inc.	1,718,640	54,000	Norfolk Southern Corp.	2,541,240
26,000	ITT Educational Services, Inc. *	2,518,620	23,000	United Technologies Corp.	1,552,040
47,000	Lowe's Cos., Inc.	1,017,550	82,000	Waste Management, Inc.	2,628,100
68,000	Omnicom Group, Inc.	2,400,400			14,402,178
		11,065,870
				Information Technology - 6.83%
	Consumer Staples - 6.30%		97,047	EMC Corp./Massachusetts *	1,617,774
50,000	CVS Caremark Corp.	1,618,500	119,000	Intel Corp.	2,308,600
25,000	Diageo PLC, ADR	1,679,750	28,000	International Business Machines Corp.	3,426,920
28,000	PepsiCo, Inc./NC	1,669,360	84,900	Maxim Integrated Products, Inc.	1,484,052
26,000	Procter & Gamble Co./The	1,600,300	81,000	Oracle Corp.	1,867,860
62,000	Wal-Mart Stores, Inc.	3,312,660			10,705,206
		9,880,570
				Materials - 2.77%
	Energy - 21.10%		47,600	EI Du Pont de Nemours & Co.	1,552,236
25,000	Anadarko Petroleum Corp.	1,594,500	19,323	Freeport-McMoRan
106,466	Chevron Corp.	7,678,328		Copper & Gold, Inc.	1,288,651
108,000	ConocoPhillips	5,184,000	37,000	Nucor Corp.	1,509,600
35,000	Devon Energy Corp.	2,341,850			4,350,487
101,000	Noble Corp.	4,072,320
46,000	Occidental Petroleum Corp.	3,603,640		Telecommunication Services - 4.80%
51,100	Southwestern Energy Co. *	2,191,168	191,032	AT&T, Inc.	4,844,572
212,000	Weatherford International, Ltd. *	3,324,160	91,020	Verizon Communications, Inc.	2,677,808
77,000	Williams Cos., Inc./The	1,604,680			7,522,380
33,600	XTO Energy, Inc.	1,497,552
		33,092,198		Utilities - 4.97%
			94,000	Edison International	3,132,080
	Financials - 22.72%		67,000	Exelon Corp.	3,056,540
33,800	Aflac, Inc.	1,636,934	38,658	Questar Corp.	1,603,534
30,000	Arch Capital Group, Ltd. *	2,146,200			7,792,154
388,984	Bank of America Corp.	5,904,777
118,000	Bank of New York Mellon Corp./The	3,432,620		Total Common Stocks	154,967,754
25,000	Berkshire Hathaway, Inc. *	1,910,750		( Cost $154,603,024 )
9,500	Goldman Sachs Group, Inc./The	1,412,840
141,968	JPMorgan Chase & Co.	5,528,234	INVESTMENT COMPANY - 1.56%
262,000	Keycorp	1,881,160
100,000	Morgan Stanley	2,678,000	2,447,575	SSgA Prime Money Market Fund	2,447,575
44,000	State Street Corp.	1,886,720
77,000	US Bancorp	1,931,160		Total Investment Company	2,447,575
129,000	Wells Fargo & Co.	3,667,470		( Cost $2,447,575 )
62,000	Willis Group Holdings PLC	1,626,260
		35,643,125	TOTAL INVESTMENTS - 100.36%		157,415,329
			( Cost $157,050,599 )
	Health Care - 13.08%		NET OTHER ASSETS AND LIABILITIES - (0.36)%		(559,618)
30,000	Baxter International, Inc.	1,727,700	TOTAL NET ASSETS - 100.00%		$ 156,855,711
67,000	Johnson & Johnson	4,211,620
90,000	Merck & Co., Inc.	3,436,200
362,040	Pfizer, Inc.	6,755,666	*	Non-income producing.
132,800	UnitedHealth Group, Inc.	4,382,400	ADR	American Depositary Receipt.
		20,513,586	PLC	Public Limited Company.

Large Cap Growth Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 96.87%				Information Technology - 33.15%
			26,900	Apple, Inc. *	$ 5,168,028
	Consumer Discretionary - 9.64%		30,805	ArcSight, Inc. *	731,619
8,500	Amazon.com, Inc. *	$ 1,065,985	35,200	BMC Software, Inc. *	1,360,128
7,300	AutoZone, Inc. *	1,131,719	104,200	Brocade Communications
9,100	Kohl's Corp. *	458,367		Systems, Inc. *	715,854
13,500	Mastercard, Inc., Class A	3,373,650	192,000	Cisco Systems, Inc. *	4,314,240
26,800	McDonald's Corp.	1,673,124	97,600	EMC Corp./Massachusetts *	1,626,992
7,988	Omnicom Group, Inc.	282,176	11,916	Google, Inc., Class A *	6,308,569
12,200	TJX Cos., Inc.	463,722	304,300	Intel Corp.	5,903,420
49,400	Visa, Inc., Class A	4,052,282	47,558	International Business Machines Corp.	5,820,623
53,100	Yum! Brands, Inc.	1,816,551	252,300	Microsoft Corp.	7,109,814
		14,317,576	35,600	Novellus Systems, Inc. *	744,040
			113,100	Oracle Corp.	2,608,086
	Consumer Staples - 11.52%		53,000	QUALCOMM, Inc.	2,077,070
33,800	Colgate-Palmolive Co.	2,705,014	24,200	Salesforce.com, Inc. *	1,537,910
29,400	Diageo PLC, ADR	1,975,386	52,600	Texas Instruments, Inc.	1,183,500
35,525	Kellogg Co.	1,933,271	68,600	Varian Semiconductor Equipment
69,200	PepsiCo, Inc./NC	4,125,704		Associates, Inc. *	2,012,038
119,100	Wal-Mart Stores, Inc.	6,363,513			49,221,931
		17,102,888
				Materials - 3.20%
	Energy - 9.22%		21,000	Agnico-Eagle Mines, Ltd.	1,064,070
18,500	Cameron International Corp. *	696,710	68,600	Ecolab, Inc.	3,011,540
37,000	Noble Corp.	1,491,840	16,693	Nucor Corp.	681,074
135,800	PetroHawk Energy Corp. *	3,032,414			4,756,684
16,100	Range Resources Corp.	740,600
24,000	Schlumberger, Ltd.	1,523,040		Total Common Stocks	143,828,477
39,800	Southwestern Energy Co. *	1,706,624		( Cost $128,324,087 )
286,800	Weatherford International, Ltd. *	4,497,024
		13,688,252	INVESTMENT COMPANY - 3.22%

	Financials - 6.81%		4,775,089	SSgA Prime Money Market Fund	4,775,089
13,000	Aflac, Inc.	629,590
230,712	Axis Capital Holdings, Ltd.	6,644,506		Total Investment Company	4,775,089
97,725	Bank of New York Mellon Corp./The	2,842,820		( Cost $4,775,089 )
		10,116,916
			TOTAL INVESTMENTS - 100.09%		148,603,566
	Health Care - 15.40%		( Cost $133,099,176 )
26,400	Allergan, Inc./United States	1,518,000	NET OTHER ASSETS AND LIABILITIES - (0.09)%		(132,709)
63,300	Celgene Corp. *	3,594,174	TOTAL NET ASSETS - 100.00%		$ 148,470,857
30,997	HMS Holdings Corp. *	1,397,655
2,400	Intuitive Surgical, Inc. *	787,344
120,705	Johnson & Johnson	7,587,516	*	Non-income producing.
163,200	Pfizer, Inc.	3,045,312	ADR	American Depositary Receipt.
35,100	Roche Holding AG, ADR	1,472,445	PLC	Public Limited Company.
51,600	St. Jude Medical, Inc. *	1,946,868
45,657	UnitedHealth Group, Inc.	1,506,681
		22,855,995

	Industrials - 7.93%
80,200	ABB, Ltd., ADR *	1,446,006
83,700	Aecom Technology Corp. *	2,257,389
56,200	Boeing Co./The	3,405,720
11,600	Deere & Co.	579,420
36,000	Raytheon Co.	1,887,480
68,400	Waste Management, Inc.	2,192,220
		11,768,235

Mid Cap Value Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 99.06%				Health Care - 6.19%
			14,586	CIGNA Corp.	492,569
	Consumer Discretionary - 10.39%		8,100	CR Bard, Inc.	671,409
4,500	AutoZone, Inc. *	$ 697,635	4,800	Laboratory Corp. of America
10,695	Choice Hotels International, Inc.	339,459		Holdings *	341,280
3,629	ITT Educational Services, Inc. *	351,541	7,539	Life Technologies Corp. *	374,764
24,400	Jack in the Box, Inc. *	476,044			1,880,022
10,700	Omnicom Group, Inc.	377,710
26,470	Pulte Homes, Inc. *	278,465		Industrials - 11.06%
16,685	TJX Cos., Inc.	634,197	20,400	Aecom Technology Corp. *	550,188
		3,155,051	5,786	Danaher Corp.	412,831
			7,485	ITT Corp.	361,600
	Consumer Staples - 6.89%		5,900	L-3 Communications Holdings, Inc.	491,706
6,100	Bunge, Ltd.	358,619	8,500	Norfolk Southern Corp.	400,010
15,671	ConAgra Foods, Inc.	356,358	7,600	Raytheon Co.	398,468
8,900	Kellogg Co.	484,338	11,251	Republic Services, Inc.	301,414
6,500	Molson Coors Brewing Co., Class B	273,000	12,485	Tyco International, Ltd. *	442,344
11,586	Wal-Mart Stores, Inc.	619,040			3,358,561
		2,091,355
				Information Technology - 8.65%
	Energy - 11.43%		14,185	Arrow Electronics, Inc. *	372,640
51,349	El Paso Corp.	521,192	77,741	Brocade Communications
25,270	Forest Oil Corp. *	609,513		Systems, Inc. *	534,081
17,485	Noble Corp.	704,995	10,885	KLA-Tencor Corp.	306,957
10,670	Noble Energy, Inc.	788,940	29,500	Maxim Integrated Products, Inc.	515,660
20,370	PetroHawk Energy Corp. *	454,862	58,156	Micron Technology, Inc. *	507,120
24,900	Weatherford International, Ltd. *	390,432	18,386	Synopsys, Inc. *	391,070
		3,469,934			2,627,528

	Financials - Banks - 4.17%			Materials - 6.66%
14,445	Associated Banc-Corp.	183,740	10,900	Ecolab, Inc.	478,510
32,256	Fifth Third Bancorp	401,265	8,773	FMC Corp.	446,897
48,841	Keycorp	350,678	3,735	Freeport-McMoRan
13,585	SunTrust Banks, Inc.	330,523		Copper & Gold, Inc.	249,087
		1,266,206	6,100	Nucor Corp.	248,880
			15,585	Pactiv Corp. *	351,442
	Financials - Diversified Financials - 6.26%		6,185	Weyerhaeuser Co.	246,781
5,985	Ameriprise Financial, Inc.	228,866			2,021,597
3,185	BlackRock, Inc.	681,017
12,485	JPMorgan Chase & Co.	486,166		Telecommunication Services - 2.69%
11,785	State Street Corp.	505,341	8,509	CenturyTel, Inc.	289,391
		1,901,390	14,286	Crown Castle International Corp. *	527,725
					817,116
	Financials - Insurance - 8.88%
11,785	AON Corp.	458,436		Utilities - 9.15%
11,600	Arch Capital Group, Ltd. *	829,864	14,785	Edison International	492,636
13,785	Assurant, Inc.	433,262	12,600	NRG Energy, Inc. *	303,786
12,685	Axis Capital Holdings, Ltd.	365,328	7,985	Oneok, Inc.	336,887
31,161	Unum Group	609,821	12,685	Progress Energy, Inc.	494,335
		2,696,711	13,286	Sempra Energy	674,265
			22,971	Xcel Energy, Inc.	477,337
	Financials - Real Estate - 6.64%				2,779,246
21,770	Annaly Capital Management, Inc.,
	REIT	378,363		Total Common Stocks	30,082,591
6,683	AvalonBay Communities, Inc., REIT	511,985		( Cost $28,181,607 )
60,655	Host Hotels & Resorts, Inc., REIT *	642,943
7,492	Vornado Realty Trust, REIT	484,583
		2,017,874

Mid Cap Value Fund (concluded)
		Value
Shares		(Note 1)

INVESTMENT COMPANY - 1.19%

363,247	SSgA Prime Money Market Fund	$ 363,247

	Total Investment Company	363,247
	( Cost $363,247 )

TOTAL INVESTMENTS - 100.25%		30,445,838
( Cost $28,544,854** )
NET OTHER ASSETS AND LIABILITIES - (0.25)%		(76,644)
TOTAL NET ASSETS - 100.00%		$ 30,369,194

*	Non-income producing.
REIT	Real Estate Investment Trust.

Mid Cap Growth Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 93.67%				Industrials (continued)
			27,948	IDEX Corp.	$ 788,693
	Consumer Discretionary - 17.62%		22,420	Jacobs Engineering Group, Inc. *	847,252
5,490	AutoZone, Inc. *	$ 851,115	23,715	Kirby Corp. *	769,315
19,312	Bed Bath & Beyond, Inc. *	747,375	34,205	Knight Transportation, Inc.	619,110
25,729	CarMax, Inc. *	530,789	34,022	Ritchie Bros Auctioneers, Inc.	715,142
23,665	Hillenbrand, Inc.	434,253	16,019	Wabtec Corp./DE	614,008
28,280	Interactive Data Corp.	809,656	21,231	Waste Management, Inc.	680,454
5,900	ITT Educational Services, Inc. *	571,533			8,648,715
44,700	Jack in the Box, Inc. *	872,097
12,458	Morningstar, Inc. *	588,765		Information Technology - 13.30%
19,375	Omnicom Group, Inc.	683,938	18,135	Amphenol Corp., Class A	722,498
7,736	Sears Holdings Corp. *	721,614	12,300	BMC Software, Inc. *	475,272
13,546	Tiffany & Co.	550,103	76,600	Brocade Communications
20,292	Yum! Brands, Inc.	694,189		Systems, Inc. *	526,242
		8,055,427	14,162	Concur Technologies, Inc. *	561,523
			10,993	Factset Research Systems, Inc.	692,559
	Consumer Staples - 3.20%		20,196	FLIR Systems, Inc. *	597,398
18,145	BJ's Wholesale Club, Inc. *	613,120	12,100	Mantech International Corp., Class A *	579,711
16,547	Brown-Forman Corp., Class B	849,192	40,700	Maxim Integrated Products, Inc.	711,436
		1,462,312	25,220	Novellus Systems, Inc. *	527,098
			24,539	Teradata Corp. *	686,356
	Energy - 7.18%				6,080,093
6,580	EOG Resources, Inc.	594,964
21,080	Noble Corp.	849,946		Materials - 6.36%
12,491	Range Resources Corp.	574,586	21,710	Bemis Co., Inc.	609,183
13,280	Southwestern Energy Co. *	569,446	10,440	Cliffs Natural Resources, Inc.	417,078
44,318	Weatherford International, Ltd. *	694,906	15,390	Ecolab, Inc.	675,621
		3,283,848	8,960	Martin Marietta Materials, Inc.	709,453
			18,822	Valspar Corp.	498,406
	Financials - 14.07%				2,909,741
7,975	Arch Capital Group, Ltd. *	570,531
42,655	Brookfield Asset Management, Inc.,			Telecommunication Services - 0.86%
	Class A	856,939	5,504	Millicom International Cellular S.A.	392,545
59,970	Brookfield Properties Corp.	717,841
36,230	Brown & Brown, Inc.	637,648		Utilities - 1.31%
6,435	IntercontinentalExchange, Inc. *	614,414	13,672	EQT Corp.	601,841
36,304	Leucadia National Corp. *	810,668
2,375	Markel Corp. *	771,899		Total Common Stocks	42,826,780
15,542	RLI Corp.	799,791		( Cost $37,762,507 )
36,891	SEI Investments Co.	653,340
		6,433,071	Par Value

	Health Care - 10.85%		CERTIFICATE OF DEPOSIT - 1.31%
11,772	Covance, Inc. *	684,071
10,200	CR Bard, Inc.	845,478	$ 598,750	State Street Eurodollar
16,943	DENTSPLY International, Inc.	568,099		0.010%, due 02/01/10	598,750
12,884	IDEXX Laboratories, Inc. *	676,281
11,261	Laboratory Corp. of America			Total Certificate of Deposit	598,750
	Holdings *	800,657		( Cost $598,750 )
10,479	Techne Corp.	687,632
13,859	Varian Medical Systems, Inc. *	696,969
		4,959,187
	Industrials - 18.92%
21,675	Aecom Technology Corp. *	584,575
21,579	Copart, Inc. *	728,507
44,587	Covanta Holding Corp. *	780,272
21,945	Expeditors International of
	Washington, Inc.	748,324
18,637	Fastenal Co.	773,063
Mid Cap Growth Fund (concluded)

		Value
Shares		(Note 1)

INVESTMENT COMPANY - 6.45%

8,201	iShares COMEX Gold Trust ETF *	$ 869,470
2,078,693	SSgA Prime Money Market Fund	2,078,693

	Total Investment Company	2,948,163
	( Cost $2,834,874 )

TOTAL INVESTMENTS - 101.43%		46,373,693
( Cost $41,196,131 )
NET OTHER ASSETS AND LIABILITIES - (1.43)%		(653,989)
TOTAL NET ASSETS - 100.00%		$ 45,719,704

*	Non-income producing.
ETF	Exchange Traded Fund.

Small Cap Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 98.46%				Health Care - 7.47%
			14,900	Amsurg Corp. *	$ 314,539
	Consumer Discretionary - 18.69%		11,200	Centene Corp. *	215,600
23,300	Arbitron, Inc.	$ 589,723	12,700	Charles River Laboratories
4,000	Bally Technologies, Inc. *	158,680		International, Inc. *	461,518
31,600	Cato Corp./The, Class A	646,220	7,600	Corvel Corp. *	229,216
11,800	CEC Entertainment, Inc. *	391,642	15,000	ICON PLC, ADR *	372,600
12,200	Choice Hotels International, Inc.	387,228	8,700	ICU Medical, Inc. *	302,586
28,400	Dress Barn, Inc. *	668,536	21,600	Universal American Corp./NY *	288,576
22,800	Helen of Troy, Ltd. *	537,396			2,184,635
11,700	Hibbett Sports, Inc. *	248,274
11,600	Matthews International Corp.,			Industrials - 20.53%
	Class A	392,660	51,900	ACCO Brands Corp. *	399,630
38,500	Sonic Corp. *	324,555	8,700	Acuity Brands, Inc.	311,286
49,600	Stage Stores, Inc.	640,832	27,500	Albany International Corp., Class A	546,975
10,100	Tempur-Pedic International, Inc. *	251,389	33,500	Belden, Inc.	764,805
4,500	Unifirst Corp./MA	226,080	30,127	Bowne & Co., Inc.	197,934
		5,463,215	29,200	Carlisle Cos., Inc.	978,784
			4,200	ESCO Technologies, Inc.	137,298
	Consumer Staples - 4.87%		17,500	GATX Corp.	458,850
11,800	Casey's General Stores, Inc.	362,024	14,200	Genesee & Wyoming, Inc., Class A *	418,474
16,900	Herbalife, Ltd.	656,565	11,400	Kirby Corp. *	369,816
18,200	Lance, Inc.	404,768	19,200	Mueller Industries, Inc.	472,128
		1,423,357	4,600	Standard Parking Corp. *	74,658
			8,800	Sterling Construction Co., Inc. *	167,376
	Energy - 4.89%		12,900	United Stationers, Inc. *	703,824
17,800	Penn Virginia Corp.	432,006			6,001,838
5,500	SEACOR Holdings, Inc. *	386,375
6,600	St. Mary Land & Exploration Co.	211,464		Information Technology - 9.04%
6,000	Whiting Petroleum Corp. *	399,360	5,500	Coherent, Inc. *	163,240
		1,429,205	16,200	Diebold, Inc.	430,434
			22,227	Electronics for Imaging, Inc. *	257,611
	Financials - 22.53%		11,900	MAXIMUS, Inc.	569,534
900	Alleghany Corp. *	234,999	6,100	MTS Systems Corp.	156,953
10,100	American Campus Communities, Inc.,		30,000	NAM TAI Electronics, Inc. *	143,700
	REIT	259,166	22,500	Websense, Inc. *	416,925
1,400	AMERISAFE, Inc. *	24,220	12,900	Xyratex, Ltd. *	176,859
41,700	Ares Capital Corp.	512,910	12,600	Zebra Technologies Corp., Class A *	328,860
11,700	Assured Guaranty, Ltd.	265,122			2,644,116
2,900	Credit Acceptance Corp. *	154,338
26,800	Delphi Financial Group, Inc.,			Materials - 5.10%
	Class A	542,700	10,300	Aptargroup, Inc.	365,444
26,000	DiamondRock Hospitality Co., REIT *	211,640	8,000	Deltic Timber Corp.	359,280
8,800	Financial Federal Corp.	239,888	34,600	Zep, Inc.	765,352
41,990	First Busey Corp.	149,064			1,490,076
37,800	First Midwest Bancorp, Inc./IL	497,826
21,020	International Bancshares Corp.	438,057		Utilities - 5.34%
6,700	Mack-Cali Realty Corp., REIT	218,554	11,900	Atmos Energy Corp.	328,678
17,000	MB Financial, Inc.	344,760	5,650	New Jersey Resources Corp.	206,169
18,000	NewAlliance Bancshares, Inc.	209,520	13,900	Unisource Energy Corp.	427,286
15,900	Northwest Bancshares, Inc./MD	186,189	17,400	Westar Energy, Inc.	371,142
14,100	Platinum Underwriters Holdings, Ltd.	511,266	7,200	WGL Holdings, Inc.	228,456
12,800	Realty Income Corp., REIT	357,504			1,561,731
6,100	Reinsurance Group of America, Inc.	297,192
9,289	Validus Holdings, Ltd.	246,159		Total Common Stocks	28,784,694
28,500	Webster Financial Corp.	440,895		( Cost $26,262,997 )
4,400	Westamerica Bancorporation	244,552
		6,586,521

Small Cap Fund (concluded)
		Value
Shares		(Note 1)

INVESTMENT COMPANY - 2.08%

606,772	SSgA Prime Money Market Fund	$ 606,772

	Total Investment Company	606,772
	( Cost $606,772 )

TOTAL INVESTMENTS - 100.54%		29,391,466
( Cost $26,869,769 )
NET OTHER ASSETS AND LIABILITIES - (0.54)%		(156,772)
TOTAL NET ASSETS - 100.00%		$ 29,234,694

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

International Stock Fund Portfolio of Investments (Unaudited)
		Value			Value
Shares		(Note 1)	Shares		(Note 1)
COMMON STOCKS - 95.88%				Italy - 1.43%
			44,400	Atlantia SpA	$ 1,106,456
	Australia - 1.08%		23,230	Prysmian SpA	423,181
26,314	ABC Learning Centres, Ltd. (L)(T) *	$ -			1,529,637
57,000	QBE Insurance Group, Ltd.	1,155,201
		1,155,201		Japan - 19.02%
			19,100	Benesse Holdings, Inc.	801,629
	Belgium - 2.13%		51,300	Canon, Inc.	2,006,478
45,733	Anheuser-Busch InBev N.V.	2,284,519	35,840	Daito Trust Construction Co., Ltd.	1,699,757
			34,000	Honda Motor Co., Ltd.	1,152,153
	Brazil - 2.57%		65,000	Hoya Corp.	1,740,429
88,400	Banco do Brasil S.A.	1,324,115	119	Inpex Corp.	868,998
179,300	Cielo S.A.	1,433,635	326	KDDI Corp.	1,718,732
		2,757,750	4,700	Keyence Corp.	1,083,215
			118,000	Kubota Corp.	1,054,743
	Canada - 2.84%		68,500	Mitsubishi Corp.	1,644,727
10,100	Potash Corp. of Saskatchewan, Inc.	1,004,405	80,000	Mitsubishi Estate Co., Ltd.	1,299,403
33,700	Rogers Communications, Inc.	1,055,518	168,400	Nomura Holdings, Inc.	1,258,679
31,600	TELUS Corp.	982,920	22,200	Secom Co., Ltd.	993,572
		3,042,843	51,000	Sumitomo Mitsui Financial Group, Inc.	1,645,868
			2,432	Yahoo! Japan Corp.	919,500
	China - 0.93%		7,650	Yamada Denki Co., Ltd.	488,914
1,366,300	Industrial & Commercial Bank of				20,376,797
	China	992,857
				Mexico - 0.92%
	Czech Republic - 0.78%		50,700	Grupo Televisa S.A., ADR	990,678
17,100	CEZ AS	834,268
				Netherlands - 1.90%
	Denmark - 1.61%		20,600	Heineken N.V.	1,012,828
32,050	DSV A/S *	571,554	35,938	TNT N.V.	1,027,460
17,000	Novo Nordisk A/S, B Shares	1,151,052			2,040,288
		1,722,606
				Norway - 1.12%
	France - 8.05%		90,200	Aker Solutions ASA	1,200,395
30,198	BNP Paribas	2,151,343
44,649	Sanofi-Aventis S.A.	3,295,173		Russia - 0.94%
21,500	Societe Generale	1,249,569	18,500	Lukoil OAO, ADR	1,006,735
33,131	Total S.A.	1,925,054
		8,621,139		Singapore - 0.97%
			487,300	Singapore Telecommunications, Ltd.	1,036,534
	Germany - 6.30%
15,500	Bayerische Motoren Werke AG	661,806		Spain - 1.49%
29,800	Daimler AG	1,373,767	113,304	Banco Santander S.A.	1,596,966
8,688	Merck KGaA	774,940
34,300	SAP AG	1,566,184		Switzerland - 9.26%
26,474	Siemens AG	2,373,114	32,424	Credit Suisse Group AG	1,412,023
		6,749,811	18,300	Julius Baer Group, Ltd.	604,006
			34,770	Nestle S.A.	1,653,015
	Hong Kong - 2.92%		51,085	Novartis AG	2,748,951
304,807	Esprit Holdings, Ltd.	2,136,530	12,247	Roche Holding AG	2,066,481
222,500	Kerry Properties, Ltd.	991,817	6,727	Zurich Financial Services AG	1,432,124
		3,128,347			9,916,600
	India - 0.72%			Turkey - 0.79%
609,100	Idea Cellular, Ltd. *	767,771	115,100	Turkcell Iletisim Hizmet AS	842,856
	Ireland - 1.30%			United Kingdom - 26.81%
58,040	CRH PLC	1,393,154	289,915	BAE Systems PLC	1,633,997
			314,800	Barclays PLC	1,350,016

International Stock Fund (concluded)
		Value
Shares		(Note 1)

COMMON STOCKS (continued)			OTHER INFORMATION:
			Industry Concentration
	United Kingdom (continued)			% of Net Assets
111,751	BG Group PLC	$ 2,049,319	Commercial Banks	14.2%
35,700	BHP Billiton PLC	1,050,000	Pharmaceuticals	10.7%
252,852	BP PLC	2,369,658	Oil, Gas & Consumable Fuels	7.7%
163,300	British Airways PLC *	533,240	Wireless Telecommunication Services	5.1%
54,869	British American Tobacco PLC	1,811,586	Net Other Assets & Liabilities	4.1%
73,600	GlaxoSmithKline PLC	1,434,800	Food Products	3.9%
134,983	HSBC Holdings PLC	1,448,701	Insurance	3.8%
219,656	Informa PLC	1,149,311	Real Estate Management & Development	3.7%
215,806	International Power PLC	1,101,975	Electrical Equipment	3.6%
1,684,216	Lloyds Banking Group PLC *	1,366,599	Distributors	3.5%
162,707	Prudential PLC	1,484,882	Commercial Services & Supplies	3.1%
65,100	Standard Chartered PLC	1,490,300	Media	3.1%
220,395	Tesco PLC	1,492,797	Beverages	3.1%
81,200	Unilever PLC	2,479,900	Automobiles	3.0%
830,964	Vodafone Group PLC	1,787,615	Electronic Equipment & Instruments	2.6%
125,563	WPP PLC	1,160,386	Diversified Telecommunication Services	2.6%
92,700	Xstrata PLC *	1,518,011	Capital Markets	2.4%
		28,713,093	Metals & Mining	2.4%
			Office Electronics	1.9%
	Total Common Stocks	102,700,845	Electric Utilities	1.8%
	( Cost $93,656,733 )		Tobacco	1.7%
			Software	1.5%
Par Value			Aerospace & Defense	1.4%
			Food & Staples Retailing	1.4%
CERTIFICATE OF DEPOSIT - 0.27%			Construction Materials	1.3%
			Construction & Engineering	1.1%
	United States - 0.27%		Machinery	1.0%
$ 292,873	State Street Eurodollar		Air Freight & Logistics	1.0%
	0.010%, due 02/01/10	292,873	Chemicals	0.9%
			IT Services	0.9%
	Total Certificate of Deposit	292,873	Transportation Infrastructure	0.5%
	( Cost $292,873 )		Industrial Conglomerates	0.5%
			Household Durables	0.5%
Shares				100.0%

INVESTMENT COMPANY - 4.54%
	United States - 4.54%
4,859,422	SSgA Prime Money Market Fund	4,859,422

	Total Investment Company	4,859,422
	( Cost $4,859,422 )

TOTAL INVESTMENTS - 100.69%		107,853,140
( Cost $98,809,028 )
NET OTHER ASSETS AND LIABILITIES - (0.69)%		(741,018)
TOTAL NET ASSETS - 100.00%		$ 107,112,122

*	Non-income producing.
***	The aggregate amount of foreign securities fair valued pursuant to a
	systematic fair valuation model as a percent of net assets was 79.70%.
(L)	Security valued at fair value using methods
	determined in good faith by or at the discretion
	of the Board of Trustees (see Note 2).
(T)	Illiquid security.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

Notes to Portfolios of Investments (Unaudited)

1. Portfolio Valuation: Securities and other investments are valued as follows: Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price).  If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price.  Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by MEMBERS Mutual Funds (the “Trust”) or on the basis of dealer-supplied quotations.  Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) on each day on which the New York Stock Exchange is open for business.  NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation.  Because the assets of each Target Allocation Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV’s of the underlying funds.  Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.  Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.

Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.  Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded.  Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded.  The Trust’s Pricing Committee (the “Committee’’) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary.  Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.  Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values using the then-current exchange rate as of Noon Eastern Standard Time on each day that the New York Stock Exchange is open for business.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the opinion of Madison Asset Management, LLC (the “Investment Adviser”), do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees.  When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices.  Because the Target Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair” value any of the investments of these funds.  However, an underlying fund may need to “fair” value one or more of its investments, which may, in turn, require a Target Allocation Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value, if in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time).  Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector.  In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.  The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2.  Fair Value Measurements: Each fund has adopted the Financial Accounting Standards Board (“FASB”) guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•    Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In April 2009, the FASB also issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  The valuation techniques used by the funds to measure fair value for the period ended January 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of January 31, 2010, only the International Stock Fund held securities deemed as a Level 3.  These securities were valued at $0.

The following is a summary of the inputs used as of January 31, 2010 in valuing the funds’ investments carried at fair value:

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 1/31/2010
Conservative Allocation1	$ 39,487,395	$ -	$ -	$ 39,487,395
Moderate Allocation1	92,769,625	-	-	92,769,625
Aggressive Allocation1	31,663,401	-	-	31,663,401
Cash Reserves2	505,865	15,426,729	-	15,932,594
Bond
Asset Backed	-	2,257,730	-	2,257,730
Corporate Notes and Bonds	-	35,957,278	-	35,957,278
Mortgage Backed	-	38,200,084	-	38,200,084
U.S. Government and Agency Obligations	-	113,686,257	-	113,686,257
Investment Companies	8,339,750	-	-	8,339,750
	8,339,750	190,101,349	-	198,441,099
High Income3	3,608,217	109,406,084	-	113,014,301
Diversified Income
Common Stocks	39,843,338	-	-	39,843,338
Asset Backed	-	1,140,369	-	1,140,369
Corporate Notes and Bonds	-	18,495,368	-	18,495,368
Mortgage Backed	-	15,269,400	-	15,269,400
U.S. Government and Agency Obligations	-	12,722,631	-	12,722,631
Investment Companies	2,968,580	-	-	2,968,580
	42,811,918	47,627,768	-	90,439,686

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 1/31/2010
Equity Income Fund 1,2
Common Stock	$17,502,161	$ -	-	$17,502,161
Repurchase Agreement	-	9,441,595	-	9,441,595
	17,502,161	9,441,595	-	26,944,556
Written Options	(705,505)	-	-	(705,505)
Large Cap Value1	157,415,329	-	-	157,415,329
Large Cap Growth1	148,603,566			148,603,566
Mid Cap Value1	30,445,838	-	-	30,445,838
Mid Cap Growth
Common Stocks	42,826,780		-	42,826,780
Certificate of Deposit	-	598,750	-	598,750
Investment Companies	2,948,162	-	-	2,948,162
	45,774,942	598,750	-	46,373,692
Small Cap1	29,391,466	-	-	29,391,466
International Stock
Common Stocks
Australia4	-	1,155,201	-	1,155,201
Belgium	-	2,284,519	-	2,284,519
Brazil	-	2,757,750	-	2,757,750
Canada	-	3,042,843	-	3,042,843
China	-	992,857	-	992,857
Czech Republic	-	834,268	-	834,268
Denmark	-	1,722,606	-	1,722,606
France	-	8,621,139	-	8,621,139
Germany	-	6,749,811	-	6,749,811
Hong Kong	-	3,128,347	-	3,128,347
India	-	767,771	-	767,771
Ireland	-	1,393,154	-	1,393,154
Italy	-	1,529,637	-	1,529,637
Japan	-	20,376,797	-	20,376,797
Mexico	-	990,678	-	990,678
Netherlands	-	2,040,288	-	2,040,288
Norway	-	1,200,395	-	1,200,395
Russia	-	1,006,735	-	1,006,735
Singapore	-	1,036,534	-	1,036,534
Spain	-	1,596,966	-	1,596,966
Switzerland	-	9,916,600	-	9,916,600
Turkey	-	842,856	-	842,856
United Kingdom	-	28,713,093	-	28,713,093
Certificate of Deposit	-	292,873	-	292,873
Investment Companies	4,859,422	-	-	4,859,422
	11,650,693	96,202,447	-	107,853,140

1 At January 31, 2010 all investments are Level 1, see Portfolio of Investments.
2 At January 31, 2010 all Level 2 securities held are Short Term Investments, see Portfolio of Investments.
3 At January 31, 2010 all Level 2 securities held are Corporate Notes and Bonds and Certificates of Deposits, see Portfolio of Investments.

4 At January 31, 2010 all Level 3 securities held were valued at $0, see Portfolio of Investments.

Derivatives: In March 2008, FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, and b) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows.  This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.  The funds adopted this guidance effective November 1, 2009 with the inception of the Equity Income Fund.

The following table presents the types of derivatives in the Equity Income Fund and their effect:

	Asset Derivatives	Liability Derivativess
Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Equity Contracts	$–	Options Written	$705,505

New Accounting Pronouncements:  In January, 2010, amended guidance was issued by FASB for fair value measurement disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements.  It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques used to measure fair value.  The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Earlier adoption is permitted.  In the period of initial adoption, the funds will not be required to provide the amended disclosures for any previous periods presented for comparative purposes.  However, those disclosures are required for periods ending after the initial adoption.  The impact of this guidance on the funds’ financial statements and disclosures, if any, is currently being assessed.

Item 2. Controls Procedures.

(a) The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) under the Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS Mutual Funds

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: March 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: March 16, 2010

By: (signature)

Greg Hoppe, Chief Financial Officer

Date: March 16, 2010